Average Annual Total Returns - Eaton Vance Domestic Equity Funds - Classes A,C,I,R and R6	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eaton Vance Dividend Builder Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
Eaton Vance Dividend Builder Fund | NASDAQ US Broad Dividend Achievers™ Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.50%	11.94%	12.40%
Eaton Vance Dividend Builder Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	2.77%	8.00%	10.25%
Eaton Vance Dividend Builder Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.68%	5.66%	8.23%
Eaton Vance Dividend Builder Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.11%	6.09%	8.01%
Eaton Vance Dividend Builder Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	6.68%	8.35%	10.03%
Eaton Vance Dividend Builder Fund | I
Prospectus [Line Items]
Average Annual Return, Percent	8.76%	9.43%	11.13%
Eaton Vance Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
Eaton Vance Growth Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.31%	18.11%
Eaton Vance Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	8.57%	10.85%	14.43%
Eaton Vance Growth Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	8.79%	12.56%
Eaton Vance Growth Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	8.36%	11.69%
Eaton Vance Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	12.83%	11.21%	14.36%
Eaton Vance Growth Fund | I
Prospectus [Line Items]
Average Annual Return, Percent	14.88%	12.33%	15.33%
Eaton Vance Growth Fund | R
Prospectus [Line Items]
Average Annual Return, Percent	14.32%	11.77%	14.75%
Eaton Vance Growth Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent	14.88%	12.33%	15.33%
Eaton Vance Large-Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.14%	14.27%
Eaton Vance Large-Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.32%	10.52%
Eaton Vance Large-Cap Value Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	6.21%	9.08%	9.16%
Eaton Vance Large-Cap Value Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.71%	7.89%	8.08%
Eaton Vance Large-Cap Value Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	7.06%	7.30%
Eaton Vance Large-Cap Value Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	10.23%	9.43%	8.92%
Eaton Vance Large-Cap Value Fund | I
Prospectus [Line Items]
Average Annual Return, Percent	12.37%	10.54%	10.02%
Eaton Vance Large-Cap Value Fund | R
Prospectus [Line Items]
Average Annual Return, Percent	11.83%	9.98%	9.47%
Eaton Vance Large-Cap Value Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent	12.42%	10.59%	10.09%
Eaton Vance Small-Cap Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.14%	14.27%
Eaton Vance Small-Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.61%
Eaton Vance Small-Cap Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	(11.09%)	2.54%	7.71%
Eaton Vance Small-Cap Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(12.70%)	1.21%	5.97%
Eaton Vance Small-Cap Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(5.41%)	1.90%	5.92%
Eaton Vance Small-Cap Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	(7.69%)	2.87%	7.50%
Eaton Vance Small-Cap Fund | I
Prospectus [Line Items]
Average Annual Return, Percent	(5.97%)	3.90%	8.57%
Eaton Vance Small-Cap Fund | R
Prospectus [Line Items]
Average Annual Return, Percent	(6.42%)	3.38%	8.03%